GOING CONCERN AND MANAGMENT PLANS (Narrative) (USD $)	0 Months Ended		3 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended
	Feb. 11, 2014	Jan. 13, 2014	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 29, 2014 Subsequent Event [Member]	Jun. 30, 2014 Subsequent Event [Member]
Net Loss			$ (1,605,709)	$ (445,001)	$ (1,544,534)	$ (194,215)
Stockholders' Deficit			273,197,000		(1,831,393)	(6,576)	(4,661)
Working capital			263,889,000		(1,839,127)
Amount received from exercise of warrants		4,000						150,000	1,200,000
Exercise price								$ 3.00
Number of warrants exercised								50,000	400,000
Common stock shares conversion from warrants exercised								50,000
Proceeds from private placement					900,000
Outstanding convertible note converted amount	150,000
Conversion of accrued interest into common stock	21,485
Shares issued for debt relief	55,497
Shares issued for debt relief, amount	$ 171,485